Equity - Initial Public Offering and Private Placement (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2021 EUR (€) shares	Feb. 28, 2021 $ / shares	Aug. 31, 2020 EUR (€) shares	Aug. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) € / shares
Equity
Price per share | € / shares						€ 46.72
Cash received from issuance of shares | €					€ 404,062	€ 867,717
Closing of public offering of common shares
Equity
Capital Investment	5,000,000		13,333,333	13,333,333
Price per share | $ / shares		$ 90.00		$ 16.00
Cash received from issuance of shares	€ 426,652		€ 192,946	$ 228,200
Offering costs for legal, accounting, printing and registration fees	€ 22,590		€ 4,397	$ 5,200
Over-Allotment Option
Equity
Capital Investment	750,000		1,999,999	1,999,999
DH-LT Investments GmbH
Equity
Capital Investment			100,000	100,000
Price per share | $ / shares				$ 16.00